PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment.
Gross property, plant and equipment	$ 1,240.1	$ 922.3
Less: Accumulated depreciation	(404.6)	(348.8)
Net property, plant and equipment	835.5	573.5
Depreciation	89.5	78.6	70.2
Property
Property, plant and equipment.
Gross property, plant and equipment	123.3	78.4
Plant
Property, plant and equipment.
Gross property, plant and equipment	426.4	316.8
Equipment
Property, plant and equipment.
Gross property, plant and equipment	$ 690.4	$ 527.1